Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Accrued price protection	$ 1,853,979	$ 1,853,979	$ 1,847,639
Accrued product returns	5,590,248	9,452,248	10,707,807
Accrued contract rebates	341,715	412,046	1,368,279
Due to Vivus (see Note 14)	2,267,523	2,267,523	2,259,769
Due to third-party logistic provider			4,388,600
Accrued severance	25,417	519,609
Accrued professional fees	31,463
Accrued marketing	1,258,255
Other accrued expenses	225,514	178,381	315,168
Total accrued expenses	$ 11,594,114	$ 14,683,786	$ 20,887,262